Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals 6) € in Millions, $ in Millions			12 Months Ended
	Jun. 01, 2018 USD ($)	Jun. 01, 2018 EUR (€)	Dec. 31, 2018 EUR (€) Passenger kilograms	Jun. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
ITALY | TA Concession Agreement
Schedule Of Commitment [Line Items]
Concesssion Agreement Extension Period			40 years
Number of passenger considered for each unit | Passenger			1
Volume of goods considered for each unit | kilograms			100
Surety provided to third parties | €			€ 10.1		€ 10.5
Period of conventions signed			40 years
Minimum percentage of net income to be allocated to legal Reserve			5.00%
Legal reserve to be created as percentage of share capital			10.00%
Toscana Aeroporti S.p.a.
Schedule Of Commitment [Line Items]
Price of plot of land sold in addition to tax at the legal rate	$ 87.4			€ 75.0
Preliminary agreement term	18 months	18 months
Preliminary term extended term	6 months	6 months
Payments For Confirmation Deposit With No Property Passage	$ 4.5	€ 3.7